Document and Entity Information Document	Oct. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Central Index Key	0000765880
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-08895
Entity Tax Identification Number	33-0091377
Entity Address, Address Line One	1920 Main Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	407-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HCP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false